Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Letter to the Shareholders / / May 31, 2001
                                Two World Trade Center, New York, New York 10048

Dear Shareholder:
The 12-month period ended May 31, 2001 continued to be dominated by volatile return trends for long-dated financial assets around the globe. Large-capitalization growth stocks entered into deep corrections in late winter. The prior leadership sectors (technology, media and telecommunications) had experienced the steepest declines into mid year, only to be interrupted by wide swings during the summer months. As summer turned to fall, the markets grew more concerned with the sustainability of economic growth and global business conditions as a whole. Battered by increasingly negative economic data, stock prices resumed their previous decline in early spring. After a series of rate cuts, the markets staged a recovery in April and May, but that rally would prove short-lived as earnings forecasts continued to decrease.

Performance
On June 18, 2001, Morgan Stanley Dean Witter Competitive Edge Fund - "Best Ideas" Portfolio was renamed Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio. For the 12-month period ended May 31, 2001, the Portfolio's Class A, B, C and D shares returned -21.87 percent, -22.48 percent, -22.51 percent and -21.76 percent, respectively. During the period, the Morgan Stanley Capital International World Index (MSCI World Index) returned -15.06 percent. The performance of the four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

During the period under review, a concentration in large-capitalization global growth stocks, as well as a number of U.S. technology stocks and euro-based telecommunications companies, led to the Portfolio's underperformance relative to the MSCI World Index.

Portfolio Strategy
The Portfolio invests primarily in stocks of companies included in a research compilation assembled by the Morgan Stanley Equity Research department. The companies contained in the list are believed to demonstrate a long-term sustainable "competitive edge" versus other players in the global arena. The Portfolio's portfolio manager then translates these ideas into a portfolio of equity holdings, which is actively managed on a day-to-day basis.

As of May 31, 2001, the Portfolio's assets were invested in 40 equity positions throughout the world. Equity holdings in the United States accounted for nearly 64 percent of the Portfolio's assets, with the remainder diversified among nine other countries. In descending order beginning with the largest exposure, these were France, Japan, the United Kingdom, Finland, Australia, Germany, the Netherlands, Switzerland and Sweden.

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Letter to the Shareholders / / May 31, 2001 CONTINUED

Among the Portfolio's core equity holdings were United Technologies (industrial conglomerates), AOL Time Warner (media conglomerates), Halliburton (oilfield services/equipment), Microsoft (packaged software), Sony
(electronics/appliances) in Japan, General Electric (industrial conglomerates) and American Home Products (pharmaceuticals: major).

Looking Ahead
After the recent period of volatile activity, we anticipate a more favorable environment in the period ahead. Despite any short-term uncertainties, we believe the aggressive moves by the Federal Reserve Board to ease rates will eventually result in a stabilization of the U.S. economy and lead to higher earnings and equity prices. Since the start of 2001, the Federal Reserve has cut interest rates five times in five months. With each move, the Fed sliced 50 basis points off the federal funds rate, for a total of 250 basis points. (In June, the Fed lowered rates an additional 25 basis points.) This is the most aggressive series of moves, up or down, in the Alan Greenspan era. And the central bank has made it clear that further cuts will be made if necessary. Moreover, the tax reduction program should be viewed positively, because legislators have front-loaded the rate reductions by bringing forward
$100 billion in tax cuts.

Typically, after the Fed begins to lower interest rates aggressively, markets respond in a predictable fashion. Stocks begin to outperform bonds, and economically sensitive sectors do better than defensive ones. While past performance is no guarantee of future results, if the history of the past 30 years repeats itself in the current cycle, better performance may be expected in the period ahead.

We appreciate your ongoing support of Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Portfolio Performance / / May 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


GROWTH OF $10,000
($ IN THOUSANDS)    CLASS A    CLASS B    CLASS C    CLASS D    MSCI WORLD(4)
Feb 25, 1998          $9,475    $10,000    $10,000     $10,000        $10,000
May 31, 1998          $9,826    $10,350    $10,350     $10,380        $10,510
Aug 31, 1998          $8,054     $8,470     $8,470      $8,510         $9,305
Nov 30, 1998          $9,560    $10,030    $10,030     $10,110        $10,934
Feb 28, 1999          $9,794    $10,260    $10,258     $10,363        $11,404
May 31, 1999         $10,317    $10,792    $10,810     $10,926        $11,890
Aug 31, 1999         $10,955    $11,434    $11,451     $11,600        $12,380
Nov 30, 1999         $11,632    $12,116    $12,143     $12,323        $13,255
Feb 29, 2000         $12,640    $13,139    $13,166     $13,399        $13,540
May 31, 2000         $12,098    $12,557    $12,584     $12,836        $13,507
Aug 31, 2000         $13,002    $13,460    $13,487     $13,791        $14,005
Nov 30, 2000         $10,670    $11,033    $11,060     $11,328        $12,242
Feb 28, 2001          $9,777    $10,091    $10,108     $10,387        $11,611
May 31, 2001       $9,451(3)  $9,565(3)  $9,752(3)  $10,043(3)        $11,474

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                Average Annual Total Returns
   ----------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                               Class B Shares**
   -------------------------------------------------------        -------------------------------------------------------
   Period Ended 5/31/01                                           Period Ended 5/31/01
   -------------------------                                      -------------------------
   1 Year                           (21.87)%(1)    (25.97)%(2)    1 Year                           (22.48)%(1)    (25.86)%(2)
   Since Inception (2/25/98)        (0.08)%(1)     (1.72)%(2)     Since Inception (2/25/98)        (0.82)%(1)     (1.35)%(2)

                       Class C Shares+                                               Class D Shares++
   -------------------------------------------------------        -------------------------------------------------------
   Period Ended 5/31/01                                           Period Ended 5/31/01
   -------------------------                                      -------------------------
   1 Year                           (22.51)%(1)    (23.19)%(2)    1 Year                           (21.76)%(1)
   Since Inception (2/25/98)        (0.77)%(1)     (0.77)%(2)     Since Inception (2/25/98)        0.13%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE PORTFOLIO'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2001.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT TAKE INTO ACCOUNT THE PORTFOLIO'S EXPENSES, FEES, OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Portfolio of Investments / / May 31, 2001

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Common and Preferred Stocks (99.8%)
            Australia (2.6%)
            MEDIA CONGLOMERATES
 4,150,000  News Corporation Ltd. (Pref.)...........  $   31,788,327
                                                      --------------
            Finland (2.8%)
            PULP & PAPER
 1,090,000  UPM-Kymmene Oyj.........................      34,525,979
                                                      --------------
            France (10.2%)
            ENGINEERING & CONSTRUCTION
 1,025,000  Suez....................................      31,210,020
                                                      --------------
            FOOD: MAJOR DIVERSIFIED
   235,000  Groupe Danone...........................      30,609,502
                                                      --------------
            MULTI-LINE INSURANCE
 1,040,000  AXA.....................................      29,467,672
                                                      --------------
            OIL REFINING/MARKETING
   238,000  Total Fina Elf..........................      34,603,539
                                                      --------------
            Total France............................     125,890,733
                                                      --------------
            Germany (2.5%)
            MOTOR VEHICLES
   930,000  Bayerische Motoren Werke (BMW) AG.......      31,070,463
                                                      --------------
            Japan (5.6%)
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
 1,840,000  Matsushita Electric Industrial Co.,
             Ltd....................................      33,670,780
                                                      --------------
            ELECTRONICS/APPLIANCES
   455,000  Sony Corp...............................      35,023,503
                                                      --------------
            Total Japan.............................      68,694,283
                                                      --------------
            Netherlands (2.4%)
            BEVERAGES: ALCOHOLIC
   741,250  Heineken NV.............................      29,936,827
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Sweden (2.0%)
            LIFE/HEALTH INSURANCE
 2,275,000  Skandia Forsakrings AB..................  $   24,033,917
                                                      --------------
            Switzerland (2.3%)
            PHARMACEUTICALS: MAJOR
   750,000  Novartis AG.............................      28,484,975
                                                      --------------
            United Kingdom (5.4%)
            BEVERAGES: ALCOHOLIC
 3,100,000  Diageo PLC..............................      33,401,012
                                                      --------------
            INTEGRATED OIL
   620,000  BP Amoco PLC (ADR)......................      33,101,800
                                                      --------------
            Total United Kingdom....................      66,502,812
                                                      --------------
            United States (64.0%)
            AIR FREIGHT/COURIERS
   775,000  FedEx Corp.*............................      31,000,000
                                                      --------------
            BEVERAGES: NON-ALCOHOLIC
   500,000  PepsiCo, Inc............................      22,380,000
                                                      --------------
            BROADCASTING
   565,000  Clear Channel Communications, Inc.*.....      34,448,050
                                                      --------------
            COMPUTER COMMUNICATIONS
 1,500,000  Cisco Systems, Inc.*....................      28,890,000
                                                      --------------
            COMPUTER PERIPHERALS
   800,000  EMC Corp.*..............................      25,280,000
                                                      --------------
            DATA PROCESSING SERVICES
   545,000  Automatic Data Processing, Inc..........      29,288,300
                                                      --------------
            DISCOUNT STORES
   650,000  Wal-Mart Stores, Inc....................      33,637,500
                                                      --------------
            ELECTRICAL PRODUCTS
   470,000  Emerson Electric Co.....................      31,823,700
                                                      --------------
            FINANCIAL CONGLOMERATES
   679,200  American Express Co.....................      28,607,904
   540,000  State Street Corp.......................      29,683,800
                                                      --------------
                                                          58,291,704
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Portfolio of Investments / / May 31, 2001 CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            INDUSTRIAL CONGLOMERATES
   715,000  General Electric Co.....................  $   35,035,000
   440,000  United Technologies Corp................      36,656,400
                                                      --------------
                                                          71,691,400
                                                      --------------
            INTERNET SOFTWARE/ SERVICES
 2,300,000  Exodus Communications, Inc.*............      18,239,000
                                                      --------------
            MAJOR BANKS
   635,000  Bank of New York Co., Inc...............      34,677,350
                                                      --------------
            MEDIA CONGLOMERATES
   690,000  AOL Time Warner Inc.*...................      36,038,700
                                                      --------------
            MEDICAL SPECIALTIES
   670,000  Medtronic, Inc..........................      28,796,600
                                                      --------------
            OIL & GAS PIPELINES
   460,400  Enron Corp..............................      24,359,764
                                                      --------------
            OILFIELD SERVICES/ EQUIPMENT
   760,000  Halliburton Co..........................      35,522,400
   471,400  Schlumberger Ltd........................      29,712,342
                                                      --------------
                                                          65,234,742
                                                      --------------
            PACKAGED SOFTWARE
   510,000  Microsoft Corp.*........................      35,281,800
                                                      --------------
            PHARMACEUTICALS: MAJOR
   550,000  American Home Products Corp.............      34,815,000

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

   322,000  Johnson & Johnson.......................  $   31,217,900
   716,000  Schering-Plough Corp....................      30,036,200
                                                      --------------
                                                          96,069,100
                                                      --------------
            RESTAURANTS
 1,080,000  McDonald's Corp.........................      32,702,400
                                                      --------------
            TELECOMMUNICATION EQUIPMENT
 2,945,000  Lucent Technologies Inc.................      23,206,600
 1,920,000  Motorola, Inc...........................      28,224,000
                                                      --------------
                                                          51,430,600
                                                      --------------
            Total United States.....................     789,560,710
                                                      --------------

Total Common and Preferred Stocks
 (COST $1,239,118,766) (a)...........................     99.8%  1,230,489,026
Other Assets in Excess of Liabilities................      0.2       2,554,327
                                                       -------  --------------
Net Assets...........................................    100.0% $1,233,043,353
                                                       =======  ==============

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $185,915,391 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $194,545,131, RESULTING IN NET UNREALIZED DEPRECIATION OF $8,629,740.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Summary of Investments / / May 31, 2001

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Air Freight/Couriers....................  $   31,000,000       2.5%
Beverages: Alcoholic....................      63,337,838       5.1
Beverages: Non-Alcoholic................      22,380,000       1.8
Broadcasting............................      34,448,050       2.8
Computer Communications.................      28,890,000       2.3
Computer Peripherals....................      25,280,000       2.1
Data Processing Services................      29,288,300       2.4
Discount Stores.........................      33,637,500       2.7
Electrical Products.....................      31,823,700       2.6
Electronic Equipment/ Instruments.......      33,670,780       2.7
Electronics/Appliances..................      35,023,504       2.8
Engineering & Construction..............      31,210,020       2.5
Financial Conglomerates.................      58,291,704       4.7
Food: Major Diversified.................      30,609,502       2.5
Industrial Conglomerates................      71,691,400       5.8
Integrated Oil..........................      33,101,800       2.7
Internet Software/Services..............      18,239,000       1.5
Life/Health Insurance...................      24,033,917       2.0
Major Banks.............................      34,677,350       2.8
Media Conglomerates.....................      67,827,027       5.5

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Medical Specialties.....................  $   28,796,600       2.3%
Motor Vehicles..........................      31,070,463       2.5
Multi-Line Insurance....................      29,467,672       2.4
Oil & Gas Pipelines.....................      24,359,764       2.0
Oil Refining/Marketing..................      34,603,539       2.8
Oilfield Services/ Equipment............      65,234,742       5.3
Packaged Software.......................      35,281,800       2.9
Pharmaceuticals: Major..................     124,554,075      10.1
Pulp & Paper............................      34,525,979       2.8
Restaurants.............................      32,702,400       2.7
Telecommunication Equipment.............      51,430,600       4.2
                                          --------------   -------
                                          $1,230,489,026      99.8%
                                          ==============   =======

                                                          PERCENT OF
TYPE OF INVESTMENT                            VALUE       NET ASSETS

--------------------------------------------------------------------

Common Stocks...........................  $1,198,700,699      97.2%
Preferred Stocks........................      31,788,327       2.6
                                          --------------   -------
                                          $1,230,489,026      99.8%
                                          ==============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Financial Statements

Statement of Assets and Liabilities
MAY 31, 2001

Assets:
Investments in securities, at
 value
 (cost $1,239,118,766)........  $   1,230,489,026
Receivable for:
  Investments sold............          4,232,226
  Foreign withholding taxes
   reclaimed..................          1,323,061
  Dividends...................            952,967
  Shares of beneficial
   interest sold..............            522,423
Deferred organizational
 expenses.....................             48,844
Prepaid expenses and other
 assets.......................             55,632
                                -----------------
    Total Assets..............      1,237,624,179
                                -----------------
Liabilities:
Payable for:
  Shares of beneficial
   interest repurchased.......          1,558,751
  Plan of distribution fee....          1,041,428
  Investment management fee...            702,819
Payable to bank...............          1,106,004
Accrued expenses and other
 payables.....................            171,824
                                -----------------
    Total Liabilities.........          4,580,826
                                -----------------
    Net Assets................  $   1,233,043,353
                                =================
Composition of Net Assets:
Paid-in-capital...............  $   1,402,942,254
Net unrealized depreciation...         (8,769,386)
Accumulated net investment
 loss.........................            (71,170)
Accumulated net realized
 loss.........................       (161,058,345)
                                -----------------
    Net Assets................  $   1,233,043,353
                                =================
Class A Shares:
Net Assets....................  $      58,477,908
Shares Outstanding (unlimited
 authorized, $.01 par
 value).......................          6,720,557
    Net Asset Value Per
     Share....................  $            8.70
                                =================
    Maximum Offering Price Per
     Share,
      (net asset value plus
       5.54% of net asset
       value).................  $            9.18
                                =================
Class B Shares:
Net Assets....................  $   1,082,667,327
Shares Outstanding (unlimited
 authorized, $.01 par
 value).......................        127,728,938
    Net Asset Value Per
     Share....................  $            8.48
                                =================
Class C Shares:
Net Assets....................  $      89,911,771
Shares Outstanding (unlimited
 authorized, $.01 par
 value).......................         10,578,224
    Net Asset Value Per
     Share....................  $            8.50
                                =================
Class D Shares:
Net Assets....................  $       1,986,347
Shares Outstanding (unlimited
 authorized, $.01 par
 value).......................            226,809
    Net Asset Value Per
     Share....................  $            8.76
                                =================

Statement of Operations
FOR THE YEAR ENDED MAY 31, 2001

Net Investment Loss:
Income
Dividends (net of $1,312,926
 foreign withholding tax).....  $      16,209,405
Interest......................          1,642,917
                                -----------------
    Total Income..............         17,852,322
                                -----------------
Expenses
Plan of distribution fee
 (Class A shares).............            183,713
Plan of distribution fee
 (Class B shares).............         14,528,893
Plan of distribution fee
 (Class C shares).............          1,189,949
Investment management fee.....         10,706,531
Transfer agent fees and
 expenses.....................          2,284,257
Custodian fees................            308,661
Shareholder reports and
 notices......................            133,094
Registration fees.............             77,931
Professional fees.............             62,873
Organizational expenses.......             28,076
Trustees' fees and expenses...             12,063
Other.........................             33,428
                                -----------------
    Total Expenses............         29,549,469
                                -----------------
    Net Investment Loss.......        (11,697,147)
                                -----------------
Net Realized and Unrealized
 Loss:
Net realized loss on:
  Investments.................       (148,949,002)
  Foreign exchange
   transactions...............           (196,408)
                                -----------------
      Net Loss................       (149,145,410)
                                -----------------
Net change in unrealized
 appreciation/ depreciation
 on:
  Investments.................       (241,583,495)
  Translation of forward
   foreign currency contracts,
   other assets and
   liabilities denominated in
   foreign currencies.........              1,938
                                -----------------
    Net Depreciation..........       (241,581,557)
                                -----------------
    Net Loss..................       (390,726,967)
                                -----------------
Net Decrease..................  $    (402,424,114)
                                =================

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Financial Statements, CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                           MAY 31, 2001    MAY 31, 2000
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $  (11,697,147) $  (16,393,088)
Net realized gain (loss)................    (149,145,410)    283,026,386
Net change in unrealized
 appreciation/depreciation..............    (241,581,557)     30,377,498
                                          --------------  --------------

    Net Increase (Decrease).............    (402,424,114)    297,010,796
                                          --------------  --------------
Distributions to Shareholders From Net
 Realized Gain:
Class A shares..........................      (9,583,498)       --
Class B shares..........................    (178,900,236)       --
Class C shares..........................     (14,693,470)       --
Class D shares..........................        (264,288)       --
                                          --------------  --------------

    Total Distributions.................    (203,441,492)       --
                                          --------------  --------------

Net decrease from transactions in shares
 of beneficial interest.................     (86,480,293)   (230,294,351)
                                          --------------  --------------

    Net Increase (Decrease).............    (692,345,899)     66,716,445
Net Assets:
Beginning of period.....................   1,925,389,252   1,858,672,807
                                          --------------  --------------
End of Period (Including accumulated net
 investment losses of $71,170 and
 $137,957, respectively)................  $1,233,043,353  $1,925,389,252
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Notes to Financial Statements / / May 31, 2001

1. Organization and Accounting Policies
Morgan Stanley Competitive Edge Fund, formerly Morgan Stanley Dean Witter Competitive Edge Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company, which currently consists of two separate portfolios. The information contained in this report is for the "Best Ideas" Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide long term capital growth. The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Equity Research. The Portfolio was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price;
(3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Notes to Financial Statements / / May 31, 2001 CONTINUED

sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or Federal Agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Currency Contracts -- The Portfolio may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Portfolio

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Notes to Financial Statements / / May 31, 2001 CONTINUED

records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Portfolio records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

I. Organizational Expenses -- The Investment Manager incurred the organizational expenses of the Portfolio in the amount of approximately $140,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Portfolio determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

3. Plan of Distribution
Shares of the Portfolio are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Portfolio has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates:
(i) Class A -- up to 0.25% of the average daily net assets of Class A;
(ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Notes to Financial Statements / / May 31, 2001 CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Portfolio pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Portfolio that such excess amounts, totaled $65,539,211 at May 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.99%, respectively.

The Distributor has informed the Portfolio that for the year ended May 31, 2001, it received contingent deferred sales charges from certain redemptions of the Portfolio's Class A shares, Class B shares and Class C shares of $289, $3,467,299 and $10,062, respectively and received $66,880 in front-end sales charges from sales of the Portfolio's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolio.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2001 aggregated $830,461,262 and $1,087,200,312, respectively.

For the year ended May 31, 2001, the Portfolio incurred brokerage commissions of $1,059,769 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Portfolio. At May 31, 2001, the Portfolio's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $3,544,149.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Portfolio's transfer agent. At May 31, 2001, the Portfolio had transfer agent fees and expenses payable of approximately $31,500.

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Notes to Financial Statements / / May 31, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                       MAY 31, 2001                MAY 31, 2000
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    4,269,292  $  41,623,047      743,094  $   9,595,947
Reinvestment of
 distributions................      850,688      8,447,328      --            --
Redeemed......................   (6,033,732)   (60,478,971)  (2,219,598)   (26,833,356)
                                -----------  -------------  -----------  -------------
Net decrease -- Class A.......     (913,752)   (10,408,596)  (1,476,504)   (17,237,409)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    9,839,889    109,369,971   14,763,805    184,903,996
Reinvestment of
 distributions................   17,228,838    167,292,029      --            --
Redeemed......................  (34,210,990)  (349,369,381) (29,961,159)  (369,974,658)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......   (7,142,263)   (72,707,381) (15,197,354)  (185,070,662)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      665,261      7,830,260    1,275,517     16,066,500
Reinvestment of
 distributions................    1,456,926     14,190,460      --            --
Redeemed......................   (2,598,071)   (26,828,240)  (3,397,382)   (41,282,432)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......     (475,884)    (4,807,520)  (2,121,865)   (25,215,932)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................      576,448      7,424,898      926,984     11,956,808
Reinvestment of
 distributions................       24,932        249,075      --            --
Redeemed......................     (472,202)    (6,230,769)  (1,161,675)   (14,727,156)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................      129,178      1,443,204     (234,691)    (2,770,348)
                                -----------  -------------  -----------  -------------
Net decrease in Portfolio.....   (8,402,721) $ (86,480,293) (19,030,414) $(230,294,351)
                                ===========  =============  ===========  =============

6. Federal Income Tax Status
At May 31, 2001, the Portfolio had a net capital loss carryover of approximately $52,550,000 which will be available through May 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net capital and foreign currency losses of approximately $76,502,000 and $71,000, respectively during fiscal 2001.

As of May 31, 2001, the Portfolio had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Notes to Financial Statements / / May 31, 2001 CONTINUED

attributable to foreign currency losses and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $11,960,444, accumulated net investment loss was credited $11,763,934, and accumulated net realized loss was credited $196,510.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Portfolio may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2001, there were no outstanding forward contracts.

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                  FOR THE PERIOD
                                       FOR THE YEAR ENDED MAY 31,               FEBRUARY 25, 1998*
                             -----------------------------------------------          THROUGH
                                 2001             2000             1999            MAY 31, 1998
                             -------------    -------------    -------------    -------------------
Class A Shares++
Selected per Share Data:
Net asset value,
 beginning of period.....     $    12.71       $    10.84       $    10.37          $    10.00
                              ----------       ----------       ----------          ----------
Income (loss) from
 investment operations:
  Net investment income
   (loss)................              -            (0.01)            0.02                0.05
  Net realized and
   unrealized gain
   (loss)................          (2.61)            1.88             0.49                0.32
                              ----------       ----------       ----------          ----------
Total income (loss) from
 investment operations...          (2.61)            1.87             0.51                0.37
                              ----------       ----------       ----------          ----------
Less dividends and
 distributions from:
  Net investment
   income................              -                -            (0.04)                  -
  Net realized gain......          (1.40)               -                -                   -
                              ----------       ----------       ----------          ----------
Total dividends and
 distributions...........          (1.40)               -            (0.04)                  -
                              ----------       ----------       ----------          ----------
Net asset value, end of
 period..................     $     8.70       $    12.71       $    10.84          $    10.37
                              ==========       ==========       ==========          ==========
Total Return+............         (21.87)%          17.25%            5.01%               3.70%(1)
Ratios to Average Net
 Assets:
Expenses.................           1.05%(3)         1.07%(3)         1.10%(3)            1.13%(2)
Net investment income
 (loss)..................           0.02%(3)        (0.10)%(3)        0.18%(3)            1.66%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....        $58,478          $97,057          $98,784            $117,750
Portfolio turnover
 rate....................             51%              75%              97%                 19%(1)

---------------------

*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Financial Highlights CONTINUED

                                                                                  FOR THE PERIOD
                                       FOR THE YEAR ENDED MAY 31,               FEBRUARY 25, 1998*
                             -----------------------------------------------          THROUGH
                                 2001             2000             1999            MAY 31, 1998
                             -------------    -------------    -------------    -------------------
Class B Shares++
Selected per Share Data:
Net asset value,
 beginning of period.....     $    12.52       $    10.76       $    10.35          $    10.00
                              ----------       ----------       ----------          ----------
Income (loss) from
 investment operations:
  Net investment income
   (loss)................          (0.08)           (0.11)           (0.06)               0.03
  Net realized and
   unrealized gain
   (loss)................          (2.56)            1.87             0.50                0.32
                              ----------       ----------       ----------          ----------
Total income (loss) from
 investment operations...          (2.64)            1.76             0.44                0.35
                              ----------       ----------       ----------          ----------
Less dividends and
 distributions from:
  Net investment
   income................              -                -            (0.03)                  -
  Net realized gain......          (1.40)               -                -                   -
                              ----------       ----------       ----------          ----------
Total dividends and
 distributions...........          (1.40)               -            (0.03)                  -
                              ----------       ----------       ----------          ----------
Net asset value, end of
 period..................     $     8.48       $    12.52       $    10.76          $    10.35
                              ==========       ==========       ==========          ==========
Total Return+............         (22.48)%          16.36%            4.27%               3.50%(1)
Ratios to Average Net
 Assets:
Expenses.................           1.82%(3)         1.83%(3)         1.86%(3)            1.88%(2)
Net investment income
 (loss)..................          (0.75)%(3)       (0.86)%(3)       (0.58)%(3)           0.92%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....     $1,082,667       $1,688,392       $1,614,229          $1,711,433
Portfolio turnover
 rate....................             51%              75%              97%                 19%(1)

---------------------

*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Financial Highlights CONTINUED

                                                                                  FOR THE PERIOD
                                       FOR THE YEAR ENDED MAY 31,               FEBRUARY 25, 1998*
                             -----------------------------------------------          THROUGH
                                 2001             2000             1999            MAY 31, 1998
                             -------------    -------------    -------------    -------------------
Class C Shares++
Selected per Share Data:
Net asset value,
 beginning of period.....     $    12.55       $    10.78       $    10.35          $    10.00
                              ----------       ----------       ----------          ----------
Income (loss) from
 investment operations:
  Net investment income
   (loss)................          (0.08)           (0.11)           (0.04)               0.03
  Net realized and
   unrealized gain
   (loss)................          (2.57)            1.88             0.50                0.32
                              ----------       ----------       ----------          ----------
Total income (loss) from
 investment operations...          (2.65)            1.77             0.46                0.35
                              ----------       ----------       ----------          ----------
Less dividends and
 distributions from:
  Net investment
   income................              -                -            (0.03)                  -
  Net realized gain......          (1.40)               -                -                   -
                              ----------       ----------       ----------          ----------
Total dividends and
 distributions...........          (1.40)               -            (0.03)                  -
                              ----------       ----------       ----------          ----------
Net asset value, end of
 period..................     $     8.50       $    12.55       $    10.78          $    10.35
                              ==========       ==========       ==========          ==========
Total Return+............         (22.51)%          16.42%            4.44%               3.50%(1)
Ratios to Average Net
 Assets:
Expenses.................           1.81%(3)         1.83%(3)         1.69%(3)            1.88%(2)
Net investment income
 (loss)..................          (0.74)%(3)       (0.86)%(3)       (0.41)%(3)           0.91%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....        $89,912         $138,694         $142,048            $176,497
Portfolio turnover
 rate....................             51%              75%              97%                 19%(1)

---------------------

*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Financial Highlights CONTINUED

                                                                                  FOR THE PERIOD
                                       FOR THE YEAR ENDED MAY 31,               FEBRUARY 25, 1998*
                             -----------------------------------------------          THROUGH
                                 2001             2000             1999            MAY 31, 1998
                             -------------    -------------    -------------    -------------------
Class D Shares++
Selected per Share Data:
Net asset value,
 beginning of period.....     $    12.77       $    10.87       $    10.38          $    10.00
                              ----------       ----------       ----------          ----------
Income (loss) from
 investment operations:
  Net investment
   income................           0.05                -             0.03                0.08
  Net realized and
   unrealized gain
   (loss)................          (2.66)            1.90             0.51                0.30
                              ----------       ----------       ----------          ----------
Total income (loss) from
 investment operations...          (2.61)            1.90             0.54                0.38
                              ----------       ----------       ----------          ----------
Less dividends and
 distributions from:
  Net investment
   income................              -                -            (0.05)                  -
  Net realized gain......          (1.40)               -                -                   -
                              ----------       ----------       ----------          ----------
Total dividends and
 distributions...........          (1.40)               -            (0.05)                  -
                              ----------       ----------       ----------          ----------
Net asset value, end of
 period..................     $     8.76       $    12.77       $    10.87          $    10.38
                              ==========       ==========       ==========          ==========
Total Return+............         (21.76)%          17.48%            5.26%               3.80%(1)
Ratios to Average Net
 Assets:
Expenses.................           0.82%(3)         0.83%(3)         0.86%(3)            0.92%(2)
Net investment income....           0.25%(3)         0.14%(3)         0.42%(3)            2.94%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....         $1,986           $1,247           $3,611              $5,407
Portfolio turnover
 rate....................             51%              75%              97%                 19%(1)

---------------------

*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund - "Best Ideas" Portfolio
Independent Auditors' Report

To the Shareholders and Board of Trustees of Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio (the "Portfolio"), formerly Morgan Stanley Dean Witter Competitive Edge Fund -- "Best Ideas" Portfolio, including the portfolio of investments, as of May 31, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2000 and the financial highlights for each of the respective stated periods ended May 31, 2000 were audited by other independent accountants whose report, dated June 30, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio as of May 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 11, 2001

                      2001 Federal Tax Notice (unaudited)

       During the fiscal year ended May 31, 2001, the Portfolio paid to its shareholders $1.18 per share from long-term capital gains.

TRUSTEES                                                          MORGANSTANLEY

Michael Bozic
Charles A. Fiumefreddo                                             [LOGO]
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson                                              [PHOTO]
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel            Morgan Stanley
Mark Bavoso                                              Competitive Edge Fund
Vice President                                           "Best Ideas" Portfolio
Robert Rossetti
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general information of shareholders of the Portfolio.
For more detailed information about the
Portfolio, its officers and trustees,
fees, expenses and other pertinent
information, please see the prospectus
of the Portfolio.

This report is not authorized for
distribution to prospective investors in
the Portfolio unless preceded or                                  ANNUAL REPORT
accompanied by an effective prospectus.                            MAY 31, 2001
Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.